CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash	$ 120,698	$ 148,217
Prepaid expenses and other current assets	650	150
Total Current Assets	121,348	148,367
PROPERTY AND EQUIPMENT:
Office and computer equipment	132,570	132,570
General plant	17,800	17,800
Furniture and fixtures	15,951	15,951
Leasehold improvements	866	866
[PropertyPlantAndEquipmentGross]	167,187	167,187
Less Accumulated depreciation and amortization	(162,860)	(160,990)
[PropertyPlantAndEquipmentNet]	4,327	6,197
Other assets	13,161	13,361
TOTAL ASSETS:	138,836	167,925
CURRENT LIABILITIES:
Convertible notes payable and accrued interest	622,209	596,888
Accounts payable	422,484	403,095
Accrued officers payroll	572,300	457,299
Due officers and directors	7,730	8,205
Accrued expenses and other current liabilities	61,010	50,483
Amounts received from Omagine LLC noncontrolling parties to be satisfied through future issuance of Omagine LLC noncontrolling common stock	58,500
Total Current Liabilities	1,744,233	1,515,970
Long Term Liabilities
TOTAL LIABILITIES:	1,744,233	1,515,970
STOCKHOLDERS' DEFICIENCY:
Preferred stock:$0.001 par value, Authorized: 850,000 shares, Issued and outstanding: - none
Common stock:$0.001 par value, Authorized: 50,000,000 shares, Issued and outstanding:12,697,935 shares in 2011, 12,107,646 shares in 2010	12,698	12,108
Capital in excess of par value	19,608,178	18,913,269
Accumulated deficit	(21,226,273)	(20,273,422)
Total Stockholders' Deficiency	(1,605,397)	(1,348,045)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIENCY	$ 138,836	$ 167,925